Other financial (expenses) income, net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other financial (expenses) income, net [Abstract]
Foreign exchange gain (loss)	$ 0.7	$ (1.1)	$ (0.3)
Other financial expenses	(9.2)	(3.5)	0.0
Expensed loan fees related to settled debt	(5.6)	0.0	0.0
(Loss)/gain on forward contracts (note 18)	(29.2)	(14.2)	19.3
Realized loss on marketable securities	(15.4)	0.0	0.0
Change in fair value of Call Spread (note 18)	(0.5)	(25.7)	0.0
Total	(59.2)	(44.5)	19.0
Proceeds from sale of marketable securities	31.3	0.0	$ 0.0
Accumulated unrealized loss	$ 0.0	$ (5.6)